SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Summary of Issued and Fully Paid Ordinary Shares

SHARES
Issued and fully paid ordinary shares
As of January 1, 2023	36,470,341
Issue of ordinary shares	1,043,002
As of June 30, 2023	37,513,343

As of January 1, 2022	33,806,422
Issue of ordinary shares	2,660,877
As of June 30, 2022	36,467,299